Risk management - Gross carrying amount per IFRS 9 stage and rating class (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Miscellaneous other liabilities	€ 13,667.0	€ 13,646.0
Undrawn commitments
Disclosure of credit risk exposure [line items]
Undrawn borrowing facilities	151,000.0	150,100.0
Other positions
Disclosure of credit risk exposure [line items]
Miscellaneous other liabilities	9,000.0	4,400.0
Non IFRS 9 eligible assets commitments
Disclosure of credit risk exposure [line items]
Miscellaneous other liabilities	67,000.0	116,100.0
IAS 37 & IFRS 9 Off-Balance Provisions
Disclosure of credit risk exposure [line items]
Miscellaneous other liabilities		109.0
Gross carrying amount | Loans
Disclosure of credit risk exposure [line items]
Financial assets	€ (1,025,043.0)	€ (1,009,595.0)	€ (951,934.0)
Gross carrying amount | Stage 1
Disclosure of credit risk exposure [line items]
Percentage of financial assets	91.50%	91.50%
Gross carrying amount | Stage 1 | Loans
Disclosure of credit risk exposure [line items]
Financial assets	€ (937,633.0)	€ (922,300.0)	(890,386.0)
Gross carrying amount | Stage 2
Disclosure of credit risk exposure [line items]
Percentage of financial assets	7.40%	7.30%
Gross carrying amount | Stage 2 | Loans
Disclosure of credit risk exposure [line items]
Financial assets	€ (75,454.0)	€ (75,429.0)	(49,476.0)
Gross carrying amount | Stage 3
Disclosure of credit risk exposure [line items]
Percentage of financial assets	1.20%	1.20%
Gross carrying amount | Stage 3 | Loans
Disclosure of credit risk exposure [line items]
Financial assets	€ (11,956.0)	€ (11,866.0)	(12,072.0)
Accumulated impairments
Disclosure of credit risk exposure [line items]
Financial assets	5,839.0	6,101.0
Accumulated impairments | Loans
Disclosure of credit risk exposure [line items]
Financial assets	5,839.0	6,196.0	5,368.0
Changes in models	(102.0)
Accumulated impairments | Stage 1 | Loans
Disclosure of credit risk exposure [line items]
Financial assets	517.0	590.0	501.0
Changes in models	8.0
Accumulated impairments | Stage 2 | Loans
Disclosure of credit risk exposure [line items]
Financial assets	1,435.0	1,692.0	1,016.0
Changes in models	(10.0)
Accumulated impairments | Stage 3 | Loans
Disclosure of credit risk exposure [line items]
Financial assets	3,887.0	3,914.0	€ 3,851.0
Changes in models	(84.0)
IFRS 9 | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	(1,025,043.0)	(967,655.0)
IFRS 9 | Gross carrying amount | 1 (AAA)
Disclosure of credit risk exposure [line items]
Financial assets	(87,510.0)	(101,169.0)
IFRS 9 | Gross carrying amount | 2-4 (AA)
Disclosure of credit risk exposure [line items]
Financial assets	(134,711.0)	(100,675.0)
IFRS 9 | Gross carrying amount | 5-7 (A)
Disclosure of credit risk exposure [line items]
Financial assets	(237,206.0)	(182,214.0)
IFRS 9 | Gross carrying amount | 8-10 (BBB)
Disclosure of credit risk exposure [line items]
Financial assets	(319,971.0)	(336,023.0)
IFRS 9 | Gross carrying amount | 11-13 (BB)
Disclosure of credit risk exposure [line items]
Financial assets	(176,661.0)	(173,275.0)
IFRS 9 | Gross carrying amount | 14-16 (B)
Disclosure of credit risk exposure [line items]
Financial assets	(45,750.0)	(43,035.0)
IFRS 9 | Gross carrying amount | 17 (CCC)
Disclosure of credit risk exposure [line items]
Financial assets	(4,742.0)	(12,244.0)
IFRS 9 | Gross carrying amount | 18 (CC)
Disclosure of credit risk exposure [line items]
Financial assets	(4,617.0)	(5,198.0)
IFRS 9 | Gross carrying amount | 19 (C)
Disclosure of credit risk exposure [line items]
Financial assets	(1,919.0)	(2,116.0)
IFRS 9 | Gross carrying amount | 20-22 (D)
Disclosure of credit risk exposure [line items]
Financial assets	(11,956.0)	(11,708.0)
IFRS 9 | Gross carrying amount | Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	(937,633.0)	(885,222.0)
IFRS 9 | Gross carrying amount | Stage 1 | 1 (AAA)
Disclosure of credit risk exposure [line items]
Financial assets	(87,071.0)	(100,885.0)
IFRS 9 | Gross carrying amount | Stage 1 | 2-4 (AA)
Disclosure of credit risk exposure [line items]
Financial assets	(132,159.0)	(98,181.0)
IFRS 9 | Gross carrying amount | Stage 1 | 5-7 (A)
Disclosure of credit risk exposure [line items]
Financial assets	(231,018.0)	(177,617.0)
IFRS 9 | Gross carrying amount | Stage 1 | 8-10 (BBB)
Disclosure of credit risk exposure [line items]
Financial assets	(302,967.0)	(321,308.0)
IFRS 9 | Gross carrying amount | Stage 1 | 11-13 (BB)
Disclosure of credit risk exposure [line items]
Financial assets	(157,387.0)	(155,910.0)
IFRS 9 | Gross carrying amount | Stage 1 | 14-16 (B)
Disclosure of credit risk exposure [line items]
Financial assets	(26,414.0)	(23,649.0)
IFRS 9 | Gross carrying amount | Stage 1 | 17 (CCC)
Disclosure of credit risk exposure [line items]
Financial assets	(617.0)	(7,671.0)
IFRS 9 | Gross carrying amount | Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	(75,454.0)	(70,725.0)
Changes in models	100.0
IFRS 9 | Gross carrying amount | Stage 2 | 1 (AAA)
Disclosure of credit risk exposure [line items]
Financial assets	(439.0)	(284.0)
IFRS 9 | Gross carrying amount | Stage 2 | 2-4 (AA)
Disclosure of credit risk exposure [line items]
Financial assets	(2,553.0)	(2,493.0)
IFRS 9 | Gross carrying amount | Stage 2 | 5-7 (A)
Disclosure of credit risk exposure [line items]
Financial assets	(6,188.0)	(4,596.0)
IFRS 9 | Gross carrying amount | Stage 2 | 8-10 (BBB)
Disclosure of credit risk exposure [line items]
Financial assets	(17,004.0)	(14,714.0)
IFRS 9 | Gross carrying amount | Stage 2 | 11-13 (BB)
Disclosure of credit risk exposure [line items]
Financial assets	(19,273.0)	(17,365.0)
IFRS 9 | Gross carrying amount | Stage 2 | 14-16 (B)
Disclosure of credit risk exposure [line items]
Financial assets	(19,336.0)	(19,386.0)
IFRS 9 | Gross carrying amount | Stage 2 | 17 (CCC)
Disclosure of credit risk exposure [line items]
Financial assets	(4,125.0)	(4,572.0)
IFRS 9 | Gross carrying amount | Stage 2 | 18 (CC)
Disclosure of credit risk exposure [line items]
Financial assets	(4,617.0)	(5,198.0)
IFRS 9 | Gross carrying amount | Stage 2 | 19 (C)
Disclosure of credit risk exposure [line items]
Financial assets	(1,919.0)	(2,116.0)
IFRS 9 | Gross carrying amount | Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	(11,956.0)	(11,708.0)
IFRS 9 | Gross carrying amount | Stage 3 | 20-22 (D)
Disclosure of credit risk exposure [line items]
Financial assets	(11,956.0)	(11,708.0)
IFRS 9 | Accumulated impairments
Disclosure of credit risk exposure [line items]
Financial assets	5,839.0	6,101.0
IFRS 9 | Accumulated impairments | 1 (AAA)
Disclosure of credit risk exposure [line items]
Financial assets	1.0	2.0
IFRS 9 | Accumulated impairments | 2-4 (AA)
Disclosure of credit risk exposure [line items]
Financial assets	9.0	6.0
IFRS 9 | Accumulated impairments | 5-7 (A)
Disclosure of credit risk exposure [line items]
Financial assets	30.0	27.0
IFRS 9 | Accumulated impairments | 8-10 (BBB)
Disclosure of credit risk exposure [line items]
Financial assets	108.0	127.0
IFRS 9 | Accumulated impairments | 11-13 (BB)
Disclosure of credit risk exposure [line items]
Financial assets	319.0	368.0
IFRS 9 | Accumulated impairments | 14-16 (B)
Disclosure of credit risk exposure [line items]
Financial assets	618.0	639.0
IFRS 9 | Accumulated impairments | 17 (CCC)
Disclosure of credit risk exposure [line items]
Financial assets	242.0	202.0
IFRS 9 | Accumulated impairments | 18 (CC)
Disclosure of credit risk exposure [line items]
Financial assets	402.0	595.0
IFRS 9 | Accumulated impairments | 19 (C)
Disclosure of credit risk exposure [line items]
Financial assets	221.0	293.0
IFRS 9 | Accumulated impairments | 20-22 (D)
Disclosure of credit risk exposure [line items]
Financial assets	3,887.0	3,841.0
IFRS 9 | Accumulated impairments | Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	517.0	581.0
IFRS 9 | Accumulated impairments | Stage 1 | 1 (AAA)
Disclosure of credit risk exposure [line items]
Financial assets	1.0	2.0
IFRS 9 | Accumulated impairments | Stage 1 | 2-4 (AA)
Disclosure of credit risk exposure [line items]
Financial assets	8.0	5.0
IFRS 9 | Accumulated impairments | Stage 1 | 5-7 (A)
Disclosure of credit risk exposure [line items]
Financial assets	24.0	23.0
IFRS 9 | Accumulated impairments | Stage 1 | 8-10 (BBB)
Disclosure of credit risk exposure [line items]
Financial assets	85.0	98.0
IFRS 9 | Accumulated impairments | Stage 1 | 11-13 (BB)
Disclosure of credit risk exposure [line items]
Financial assets	226.0	277.0
IFRS 9 | Accumulated impairments | Stage 1 | 14-16 (B)
Disclosure of credit risk exposure [line items]
Financial assets	164.0	168.0
IFRS 9 | Accumulated impairments | Stage 1 | 17 (CCC)
Disclosure of credit risk exposure [line items]
Financial assets	10.0	8.0
IFRS 9 | Accumulated impairments | Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	1,435.0	1,679.0
IFRS 9 | Accumulated impairments | Stage 2 | 2-4 (AA)
Disclosure of credit risk exposure [line items]
Financial assets	2.0	1.0
IFRS 9 | Accumulated impairments | Stage 2 | 5-7 (A)
Disclosure of credit risk exposure [line items]
Financial assets	6.0	4.0
IFRS 9 | Accumulated impairments | Stage 2 | 8-10 (BBB)
Disclosure of credit risk exposure [line items]
Financial assets	24.0	29.0
IFRS 9 | Accumulated impairments | Stage 2 | 11-13 (BB)
Disclosure of credit risk exposure [line items]
Financial assets	93.0	91.0
IFRS 9 | Accumulated impairments | Stage 2 | 14-16 (B)
Disclosure of credit risk exposure [line items]
Financial assets	455.0	471.0
IFRS 9 | Accumulated impairments | Stage 2 | 17 (CCC)
Disclosure of credit risk exposure [line items]
Financial assets	233.0	194.0
IFRS 9 | Accumulated impairments | Stage 2 | 18 (CC)
Disclosure of credit risk exposure [line items]
Financial assets	402.0	595.0
IFRS 9 | Accumulated impairments | Stage 2 | 19 (C)
Disclosure of credit risk exposure [line items]
Financial assets	221.0	293.0
IFRS 9 | Accumulated impairments | Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	3,887.0	3,841.0
IFRS 9 | Accumulated impairments | Stage 3 | Purchased credit impaired
Disclosure of credit risk exposure [line items]
Financial assets	11.0
IFRS 9 | Accumulated impairments | Stage 3 | 20-22 (D)
Disclosure of credit risk exposure [line items]
Financial assets	€ 3,887.0	€ 3,841.0